Sensitivity of Critical Assumptions - Property and Casualty insurance Contract Liabilities (Details) - Property liability and casualty insurance segment [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Impact of one percent change in discount rate in key assumptions[member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	$ 96	$ 101
Decrease in assumption	(102)	(107)
Increase in assumption	72	75
Decrease in assumption	(77)	(79)
Impact of one percent change in margin for adverse deviation in key assumptions[member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	(44)	(44)
Decrease in assumption	44	44
Increase in assumption	(33)	(33)
Decrease in assumption	33	33
Impact of five percent change in frequency of claims in key assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	(58)	(64)
Decrease in assumption	58	64
Increase in assumption	(44)	(47)
Decrease in assumption	44	47
Impact of five percent change in severity of claims in key assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	(219)	(222)
Decrease in assumption	219	222
Increase in assumption	(165)	(165)
Decrease in assumption	$ 165	$ 165